Subsequent Events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through February 20, 2026, which was the date of the condensed consolidated financial statements were issued, and determined that no other events that would have required adjustment or disclosure in the condensed consolidated financial statements.